Average Annual Total Returns - Class H - Dow 2x Strategy Fund	Aug. 01, 2021
Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	9.72%
5 Years	14.65%
10 Years	12.97%
Class H
Average Annual Return:
1 Year	1.93%
5 Years	21.60%
10 Years	19.65%
Class H | Return After Taxes on Distributions
Average Annual Return:
1 Year	1.93%
5 Years	20.74%
10 Years	18.90%
Class H | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.14%
5 Years	17.31%
10 Years	16.54%